SHARE-BASED INCENTIVE PLAN (Additional Information) (Detail) - USD ($)	1 Months Ended	12 Months Ended
	Dec. 31, 2006	Dec. 31, 2019	Dec. 31, 2018
Share-Based Incentive Plan [Abstract]
Value of granted nonvested restricted stock issued		$ 1,700,000	$ 2,100,000
Compensation expense		$ 686,000	$ 461,000
Non Vested Restricted Shares | Minimum
Share-Based Incentive Plan [Abstract]
Vesting period		1 year
Non Vested Restricted Shares | Maximum
Share-Based Incentive Plan [Abstract]
Vesting period		10 years
Restricted Stock Plan | Restricted Stock | Minimum
Share-Based Incentive Plan [Abstract]
Vesting period		3 years
Restricted Stock Plan | Restricted Stock | Maximum
Share-Based Incentive Plan [Abstract]
Vesting period		10 years
Restricted Stock Plan | Restricted Stock | Private Placement
Share-Based Incentive Plan [Abstract]
Offering price (in dollars per share)	$ 20.00	$ 8.02